Subsequent Events (Details) - USD ($)	Oct. 01, 2024	Sep. 14, 2024
Subsequent Events [Line Items]
Percentage of cash fee		7.00%
Stock fee for professional services		500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate gross purchase price.	$ 30,000,000